March 3, 2005
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: DREYFUS PREMIER FIXED INCOME FUNDS
-	Dreyfus Premier Core Bond Fund
-	Dreyfus Premier Corporate Bond Fund
File Nos. 811-4748; 33-7172
CIK No. 797073

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on February 22, 2005, pursuant to Rule 485(a).

Very truly yours,

/s/ Faria Adam
Faria Adam